Shareholders' Equity (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the period	5,252,000	6,159,000	6,742,000
Granted (in shares or equivalent shares)	(610,000)	(1,040,000)	(604,000)
Cancelled/expired/forfeited (in shares)	69,000	133,000	21,000
Outstanding number of shares available for issuance at the end of the period	4,711,000	5,252,000	6,159,000
Aggregate Intrinsic Value
Unrecognized compensation cost	$ 9,500,000
Weighted-average period of unrecognized compensation cost	2 years 1 month 6 days
Stock Options
Assumptions used to value the option grants
Expected term	4 years 1 month 6 days
Expected volatility (as a percent)	58.00%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Number of shares available for issuance
Granted (in shares or equivalent shares)	(451,500)	(430,500)	(603,750)
Stock options activity
Outstanding at the beginning of the period (in shares)	1,209,000	780,000	1,021,000
Granted (in shares)	160,000	610,000	0
Exercised (in shares)	(325,000)	(180,000)	(239,000)
Cancelled/expired/forfeited (in shares)	(6,000)	(1,000)	(2,000)
Outstanding at the end of the period (in shares)	1,038,000	1,209,000	780,000	1,021,000
Vested and expected to vest at the end of the year (in shares)	1,024,000	1,181,000
Exercisable at the end of the period (in shares)	562,000	689,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 41.53	$ 30.42	$ 29.34
Granted (in dollars per share)	$ 53.83	$ 50.75
Exercised (in dollars per share)	$ 35.73	$ 24.71	$ 25.78
Cancelled/expired/forfeited (in dollars per share)	$ 30.39	$ 32.84	$ 33.01
Outstanding at the end of the period (in dollars per share)	$ 45.31	$ 41.53	$ 30.42	$ 29.34
Vested and expected to vest at the end of the period (in dollars per share)	$ 45.21	$ 41.33
Exercisable at the end of the period (in dollars per share)	$ 39.93	$ 34.66
Weighted Average Remaining Contractual Life
Outstanding at the end the period	3 years 5 months 23 days	3 years 6 months	2 years 29 days	3 years 22 days
Vested and expected to vest at the end of the period	3 years 5 months 16 days	3 years 5 months 12 days
Exercisable at the end of the period	2 years 5 months 16 days	1 year 11 months 23 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)	40,411,000	11,183,000	16,832,000	40,321,000
Vested and expected to vest at the end of the period	39,964,000	11,156,000
Exercisable at the end of the period	24,927,000	10,826,000
Total intrinsic value of options exercised	12,400,000	6,800,000	17,600,000
Cash received from the exercises of stock option	10,300,000	4,400,000	6,200,000
Unrecognized compensation cost	9,500,000	11,100,000
Weighted-average period of unrecognized compensation cost	2 years 1 month 6 days	2 years 7 months 6 days
Stock Options | Minimum
Assumptions used to value the option grants
Expected term		3 years 9 months 18 days
Expected volatility (as a percent)		62.00%
Stock Options | Maximum
Assumptions used to value the option grants
Expected term		4 years
Expected volatility (as a percent)		63.00%
Restricted share units
Number of shares available for issuance
Restricted shares units granted (in shares)	258,000	246,000	345,000
Weibo Corporation
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the period	8,086,000	6,728,000	8,224,000
Granted (in shares or equivalent shares)	(4,772,000)	(2,175,000)	(1,879,000)
Cancelled/expired/forfeited (in shares)	1,157,000	908,000	383,000
Repurchased (in shares)	177,000	2,625,000
Outstanding number of shares available for issuance at the end of the period	4,648,000	8,086,000	6,728,000
Weibo Corporation | Stock Options
Assumptions used to value the option grants
Expected term			4 years 9 months 18 days
Risk-free interest rate, Minimum (as a percent)	0.50%	0.40%	1.10%
Risk-free interest rate, Maximum (as a percent)	1.20%	0.80%	1.80%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Number of shares available for issuance
Granted (in shares or equivalent shares)	(1,400,000)
Stock options activity
Outstanding at the beginning of the period (in shares)	23,469,000	28,272,000	26,776,000
Granted (in shares)	3,372,000	2,175,000	1,879,000
Exercised (in shares)	(3,449,000)	(3,445,000)
Cancelled/expired/forfeited (in shares)	(1,157,000)	(908,000)	(383,000)
Repurchased (in shares)	(3,674,000)	(2,625,000)
Outstanding at the end of the period (in shares)	18,561,000	23,469,000	28,272,000	26,776,000
Vested and expected to vest at the end of the year (in shares)	18,261,000	23,006,000
Exercisable at the end of the period (in shares)	8,957,000	8,557,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 0.69	$ 0.41	$ 0.36
Granted (in dollars per share)	$ 3.38	$ 3.34	$ 1.13
Exercised (in dollars per share)	$ 0.38	$ 0.36
Cancelled/expired/forfeited (in dollars per share)	$ 2.49	$ 0.60	$ 0.38
Repurchased (in dollars per share)	$ 0.45	$ 0.36
Outstanding at the end of the period (in dollars per share)	$ 1.17	$ 0.69	$ 0.41	$ 0.36
Vested and expected to vest at the end of the period (in dollars per share)	$ 1.14	$ 0.67
Exercisable at the end of the period (in dollars per share)	$ 0.48	$ 0.38
Weighted Average Remaining Contractual Life
Outstanding at the end the period	4 years 3 months 18 days	4 years 7 months 6 days	5 years 6 months	6 years 4 months 24 days
Vested and expected to vest at the end of the period	4 years 3 months 18 days	4 years 7 months 6 days
Exercisable at the end of the period	3 years 8 months 12 days	4 years 6 months
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)	239,975,000	60,226,000	82,726,000	1,250,000
Vested and expected to vest at the end of the period	236,716,000	59,507,000
Exercisable at the end of the period	122,026,000	24,584,000
Total intrinsic value of options exercised	37,300,000	10,300,000	0
Cash received from the exercises of stock option	1,000,000	0	2,200,000
Unrecognized compensation cost	$ 16,400,000	$ 4,800,000
Weighted-average period of unrecognized compensation cost	1 year 10 months 24 days
Weibo Corporation | Stock Options | Minimum
Assumptions used to value the option grants
Expected term	3 years 6 months	3 years 6 months
Expected volatility (as a percent)	54.00%	60.00%	52.00%
Weibo Corporation | Stock Options | Maximum
Assumptions used to value the option grants
Expected term	4 years 9 months 18 days	4 years 9 months 18 days
Expected volatility (as a percent)	61.00%	63.00%	55.00%
Weibo Corporation | Restricted share units
Number of shares available for issuance
Restricted shares units granted (in shares)	800,000